COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2024, the Company had agreed construction contracts with third parties and is consequently committed to future capital in respect to investment property under development of $3,862,785. There are no contractual commitments in respect of completed investment property.

Legal Proceedings

In the ordinary course of business, the Company may be party to legal proceedings. On September 13, 2023, the Company had become aware that a lawsuit was filed against a subsidiary of the Company by a construction company for services rendered prior to the reporting date. The Company had recorded a provision in relation to this matter prior to January 1, 2024. On February 29, 2024, the Company settled with the counterparty for a total settlement amount of $237,226.

On November 30, 2023, the Company became aware that a lawsuit was filed against them by a former employee of the Company who rendered services for the Company prior to the reporting date. The Company is currently vigorously defending this lawsuit and believes the claims are without merit. The Company is in the process of analyzing this matter but currently does not have a sufficient basis for concluding whether any loss is probable.

As of June 30, 2024, the Company is not involved in any other litigation or arbitration proceedings for which the Company believes it is not adequately insured or indemnified, or which, if determined adversely, would have a material adverse effect on the Company’s condensed consolidated interim financial statements.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
COMMITMENTS AND CONTINGENCIES

24. COMMITMENTS AND CONTINGENCIES

Commitments

In the normal course of operation, the Group secures construction loans in order to fund capital expenditure commitments. Debt guarantees are disclosed in Note 16. The Group does not conduct its operations through entities that are not consolidated in these consolidated financial statements and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these consolidated financial statements.

As of December 31, 2023, the Group had agreed construction contracts with third parties and is consequently committed to future capital in respect to investment property under development of $8,067,067. There are no contractual commitments in respect of completed investment property.

The Group does not have any lease contract that has not yet commenced as of December 31, 2023. Refer to the Group’s future minimum rental payments for its non-cancellable lease contracts in Note 15.

Legal Proceedings

In the ordinary course of business, the Group may be party to legal proceedings. On September 13, 2023, the Group has become aware that a lawsuit was filed against a subsidiary of the Group by a construction company for services rendered prior to the reporting date. On February 29, 2024, subsequent to the fiscal year ended December 31, 2023, the Group has settled with the counterparty for a total settlement amount of $244,151.

On November 30, 2023, the Group became aware that a lawsuit was filed against them by a former employee of the Group who rendered services for the Group prior to the reporting date. The Group is currently vigorously defending this lawsuit and believes the claims are without merit. The Group is in the process of analyzing this matter but currently does not have a sufficient basis for concluding whether any loss is probable.

The group is not currently involved in any other litigation or arbitration proceedings for which the Group believes it is not adequately insured or indemnified, or which, if determined adversely, would have a material adverse effect on the Group’s consolidated financial statements.